Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table provides information required by Item 402(v) of Regulation S-K. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. The below disclosure is provided only to comply with applicable SEC rules. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation of our Executive Officers.”

	Summary	Compensation	Average	Average	Value of Initial
	Compensation	Actually Paid to	Summary	Compensation	Fixed $100
	Table Total for	PEO(3)	Compensation	Actually Paid to	Investment
Year	PEO(1)		Table Total for	non-PEO	Based On	Net Loss
			non-PEO	Named	Total
			Named	Executive	Shareholder
			Executive	Officers(2)(3)	Return (4)
Officers(2)
2024	$1,039,797	$1,077,080	$448,670	$434,734	$39.77	$5,809,159
2023	$1,044,244	$1,112,177	$424,939	$472,382	$29.93	$6,795,461
2022	$1,372,136	($435,858)	$466,034	$60,130	$22.86	$9,735,258

Notes:

(1)	For each of the years presented, the principal executive officer (“PEO”) is Mark Emalfarb.
(2)	For each of the years presented, our non-PEO named executive officers (“NEOs”) were Ping Rawson and Joseph Hazelton.
(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

PEO Total Compensation Amount	$ 1,039,797	$ 1,044,244	$ 1,372,136
PEO Actually Paid Compensation Amount	$ 1,077,080	1,112,177	(435,858)
Adjustment To PEO Compensation, Footnote

	2024
	PEO	Average for Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(198,122)	(85,850)
Increase for fair value of awards granted during covered year that remain outstanding and unvested as of covered year end	216,645	91,756
Increase for fair value of awards granted during covered year that vested during covered year	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	14,028	5,805
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	4,732	1,924
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	(27,571)
Increase based upon incremental fair value of awards modified during year	-	-
Total Adjustments	37,283	(13,936)
Total Compensation	1,039,797	448,670
Compensation Actually Paid	1,077,080	434,734

(4)	Assumes $100 invested in our shares of common stock on December 31, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 448,670	424,939	466,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 434,734	472,382	60,130
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Total Shareholder Return

The following chart below addresses the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and the Company’s cumulative total shareholder return (“TSR”).

Total Shareholder Return Amount	$ 39.77	29.93	22.86
Net Income (Loss)	5,809,159	$ 6,795,461	$ 9,735,258
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,283
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,122)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,645
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,028
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,732
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,756
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,805
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0